COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands		6 Months Ended
	Jan. 05, 2018	Jun. 30, 2022	Jun. 30, 2021
Government and Other Grants [Line Items]
Bank guarantees in favor of lessor, foreign currency derivative contracts and credit card security		$ 320
Collaboration Agreement With U.S. Antibody Company [Member]
Government and Other Grants [Line Items]
Amount incurred milestone payments		$ 0	$ 150
May 2012 Agreement [Member]
Government and Other Grants [Line Items]
Agreement, start date		May 09, 2012
Agreement termination description		In 2014, the May 2012 Agreement was terminated, except with respect to certain payments arising from the Bayer Agreement which survive termination until August 5, 2025.
Commercial License Agreement [Member]
Government and Other Grants [Line Items]
Percentage of royalties on net sales	1.00%
Minimum [Member] | May 2012 Agreement [Member]
Government and Other Grants [Line Items]
Participation Rights		4.00%
Government and Other Grants [Member]
Government and Other Grants [Line Items]
Maximum royalty repaid as percentage of grant received		100.00%
Royalty Contingent Obligations		$ 9,867
Government and Other Grants [Member] | Minimum [Member]
Government and Other Grants [Line Items]
Royalty percentage based on future revenues		3.00%
Government and Other Grants [Member] | Maximum [Member]
Government and Other Grants [Line Items]
Royalty percentage based on future revenues		5.00%